Condensed Statement of Changes in Stockholders' Deficit (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Other Comprehensive Income / Loss	Deficit Accumulated During the Development Stage	Total
Beginning Balance at at May. 31, 2010	$ 390,493	$ 0	$ (339,950)	$ (51,904)
Beginning Balance (in shares) at at May. 31, 2010	39,049,340
Stock Issued During Period	20,200	0
Stock Issued During Period (in shares)	2,020,000
Net Loss				(20,202)
Ending Balance at at May. 31, 2011	410,693	0	(339,950)	(72,106)	(1,363)
Ending Balance (in shares) at at May. 31, 2011	41,069,340
Stock Issued During Period	5,050	0
Stock Issued During Period (in shares)	505,000
Net Loss				(5,050)	(5,050)
Ending Balance at at Aug. 31, 2011	$ 415,743	$ 0	$ (339,950)	$ (77,156)	$ (1,363)
Ending Balance (in shares) at at Aug. 31, 2011	41,574,340